Warrants Liabilities	12 Months Ended
Mar. 31, 2025
Warrants Liabilities [Abstract]
WARRANTS LIABILITIES

NOTE 14 – WARRANTS LIABILITIES

Representative’s warrants liability

In connection with the Company’s IPO, the Company agreed to issue warrants to the representative of the underwriters, for a nominal consideration of $0.01 to purchase 300,000 American Depositary Shares (“ADSs”) of the Company (equal to 5% of the total number of ADSs sold in the IPO, but not including any over-allotment ADSs sold in the over-allotment option) (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price of $4.8 per ADS (equal to 120% of the Company’s IPO offering price of $4.00 per ADS). Upon the Reverse Split effected on November 15, 2024 (See Note 15), the number of the Representative’s Warrants was restated to 30,000 ADSs and the exercise price was restated to $48.0 per ADS. The Representative’s Warrants are exercisable beginning from six months after the date of commencement of sales in the Company’s IPO and for a period of five years after the date of commencement of sales in the Company’s IPO.

Because the strike price of the Representative’s Warrants is denominated in United States Dollars, a currency other than the Company’s functional currency, Japanese yen, the Representative’s Warrants were not considered indexed to the Company’s own stock. As such, the Representative’s Warrants were classified as a derivative liability under ASC 815-10, and recorded initially and subsequently at fair value with all future changes in the fair value recognized currently in earnings until such time as the warrants are exercised or expired. As of March 31, 2025, these Representative’s Warrants were issued and outstanding but none of the warrants had been exercised. For the fiscal years ended March 31, 2025, 2024, and 2023, these Representative’s Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

On January 13, 2022, the Company recorded a fair value of $522,116 for the Representative’s Warrants liability at issuance resulting in a decrease in additional paid-in capital of $522,116, as the Company determined these warrants issued to the representative of underwriters were part of its incremental cost directly attributable to the Company’s IPO. The Company recognized a gain of $118, $22,574, and $139,615 from the change in fair value of the Representative’s Warrants liability subsequently for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

These warrants do not trade in an active securities market, and as such, the Company estimates their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) as of March 31, 2025 and 2024 using the following assumptions:

	March 31, 2025	March 31, 2024
Representative’s Warrants liability
Stock price	$3.30	$2.50
Exercise price	$48.00	$48.00
Expected term (years)	1.79	2.79
Risk-free interest rate	4.59%	4.21%
Expected volatility	51.84%	57.63%

Investors’ warrants liability

On January 26, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company sold 5,970,152 of its ADSs, at a purchase price of $0.67 per ADS, or 597,015 ADSs at a purchase price of $6.70 per ADS on an adjusted basis reflecting the Reverse Split (See Note 15). In the concurrent private placement, the Company also issued to the same investors 5,970,152 ADS purchase warrants (the “Investors’ Warrants”). The warrants have an exercise price of $0.67 per ADS, are exercisable immediately, and will expire 5.5 years following the date of issuance. Upon the Reverse Split effected on November 15, 2024 (See Note 15), the number of ADS purchase warrants was reset to 1,460,328 ADS purchase warrants and the exercise price was reset to $2.74 per ADS.

Because the strike price of the Investors’ Warrants is denominated in United States Dollars, a currency other than the Company’s functional currency, Japanese yen, the Investors’ Warrants were not considered indexed to the Company’s own stock. As such, the Investors’ Warrants were classified as a derivative liability under ASC 815-10, and recorded initially and subsequently at fair value with all future changes in the fair value recognized currently in earnings until such time as the warrants are exercised or expired. As of March 31, 2025, a total of 10,760 ADS purchase warrants were exercised by the investors, and net proceeds of $29,482 were received by the Company. For the fiscal years ended March 31, 2024 and 2023, these Investors’ Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method. For the fiscal year ended March 31, 2025, these Investors’ Warrants were dilutive and accordingly were included in the diluted EPS calculation based on treasury stock method.

On January 26, 2024, the Company recorded a fair value of $541,494 for the Investors’ Warrants liability at issuance. The Company recognized a gain (loss) of $(2,050,329) and $86,599 from the change in fair value of the Investors’ Warrants liability subsequently for the fiscal years ended March 31, 2025 and 2024, respectively.

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Model as of March 31, 2025 and 2024 using the following assumptions:

	March 31, 2025	March 31, 2024
Investors’ Warrants liability
Stock price	$3.30	$2.50
Exercise price	$2.70	$6.70
Expected term (years)	4.33	5.33
Risk-free interest rate	4.21%	4.21%
Expected volatility	51.48%	56.91%